Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,752,000
Previously Paid Amount	0.00
Total Fee Amount	574.43
Total Offset Amount	0.00
Net Fee	574.43
Narrative - Max Aggregate Offering Price	$ 3,752,000
Final Prospectus	true